UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		333-124793

Macquarie Global Infrastructure Total Return Fund Inc.
(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Tane T. Tyler ALPS Mutual Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1 – Schedule of Investments.

MACQUARIE GLOBAL INFRASTRUCTURE TOTAL RETURN FUND, INC.

STATEMENT OF INVESTMENTS

February 28, 2006 (Unaudited)

		SHARES	VALUE $
COMMON STOCK	116.43%
Airports	11.07%
Auckland International Airport, Ltd.		11,614,694	14,401,945
BAA Plc		1,710,000	23,996,211
Beijing Capital International Airport, Ltd.		13,964,000	7,964,875
			46,363,031

Diversified	3.47%
Australian Infrastructure Fund		3,038,065	5,188,261
Babcock & Brown Infrastructure Group		6,320,538	7,250,691
Hastings Diversified Utilities Fund		1,059,005	2,075,864
			14,514,816

Electric & Gas Distribution	29.77%
AmeriGas Partners, LP		752,000	23,048,800
Cheung Kong Infrastructure Holdings Ltd.		2,861,000	9,016,802
China Light & Power Holdings Ltd.		1,500,000	8,594,465
Enagas S.A.		250,000	5,066,400
Envestra Ltd.		14,556,370	12,861,658
HongKong Electric Holdings Ltd.		2,894,500	13,375,762
Korea Gas Corp.		175,000	5,514,933
National Grid Plc.		1,085,000	11,419,250
SP AusNet†		21,943,231	21,588,046
Spark Infrastructure†		16,302,000	14,161,969
			124,648,085

Electric Utilities	25.47%
Ameren Corp.		347,300	17,597,691
Consolidated Edison, Inc.		390,000	17,889,300
Electricite de France†		145,520	7,591,201
Enel S.p.A		2,300,000	19,110,459
Iberdrola SA		72,500	2,287,718
Korea Electric Power Corp.		125,000	5,400,360
Red Electrica de Espana, S.A.		500,000	16,731,040
Terna S.p.A		7,625,000	20,065,550
			106,673,319

Pipelines	21.16%
Enbridge Energy Partners LP*		550,200	24,593,940
Kinder Morgan Energy Partners LP		515,000	24,344,050
Magellan Midstream Partners LP		790,200	24,883,398
Snam Rete Gas S.p.A		3,361,954	14,768,615
			88,590,003

Toll Roads/Transportation	8.74%
Associated British Port Holdings Plc		486,599	5,274,925
Plus Expressways Berhad		3,000,000	2,164,199
Transurban Group		4,750,000	25,181,913
Zhejiang Expressway Co., Ltd.		5,580,000	3,991,931
			36,612,968

Water-Utilities	16.75%
AWG Plc		592,700	11,519,437
Kelda Group Plc		300,000	4,191,443
Pennon Group Plc		609,295	14,941,413
Severn Trent Plc		1,018,801	20,622,995
United Utilities Plc		1,575,000	18,869,389
			70,144,677
TOTAL COMMON STOCK (Cost - $489,418,508)			487,546,899

CANADIAN INCOME TRUSTS	14.58%
Diversified Consumer Services	3.72%
UE Waterheater Income Fund		1,212,500	15,555,678

Electric Generation	3.20%
Northland Power Income Fund		918,100	13,410,586

Pipelines	7.66%
Enbridge Income Fund		478,800	5,856,237
Pembina Pipeline Income Fund		1,624,300	26,227,203
			32,083,440
TOTAL INCOME TRUST (Cost - $55,706,724)			61,049,704

FOREIGN RIGHTS	0.00%
Diversified
Babcock & Brown Infrastructure Group Rights		1,359,256	0
TOTAL FOREIGN RIGHTS (Cost - $113,544)			0

SHORT TERM INVESTMENTS	4.31%
Mutual Funds	0.06%
Bank of New York Cash Reserve Money Market Fund		241,548	241,548
Total Mutual Funds (Cost - $241,548)			241,548

			VALUE $
Repurchase Agreements	4.25%

Agreement with Deutsche Bank , 4.53%, dated 2/28/06 and maturing 3/01/06, collateralized by Federal National Mortgage Association, 4.885% due 3/05/07 with a repurchase amount of $18,156,000		$17,800,000	17,800,000
Total Repurchase Agreements (Cost - $17,800,000)			17,800,000

TOTAL SHORT TERM INVESTMENTS (Cost - $18,041,548)			18,041,548

TOTAL INVESTMENTS (Cost - $563,280,324)	135.32%		566,638,151
Other Assets in Excess of Liabilities	0.50%		2,095,860
Leverage Facility	-35.82%		(150,000,000)
NET ASSETS	100.00%		$418,734,011

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
Gross appreciation (excess of value over tax cost)			$30,154,259
Gross depreciation (excess of tax cost over value)			(26,796,432)
Net unrealized appreciation			3,357,827
Total cost for federal income tax purposes			$563,280,324

†Represents an Initial Public Offering

*Security, or portion of security, is segregated as collateral for the Interest Rate Swaps

A portion of the securities are pledged as collateral for the Revolving Credit Facility

See Notes to Quarterly Portfolio Investments

SWAP AGREEMENTS:

Swap Counterparty	Notional Amount	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Floating Rate Index	Termination Date

Citibank, N.A.	60,000,000	4.426%	US 1mt Libor	USD LIBOR BBA 1MT	November 17, 2008

National Australia Bank	40,000,000	4.865%	US 1mt Libor	USD LIBOR BBA 1MT	December 9, 2010

Citibank, N.A.	30,000,000 USD 34,572,000 CAD	4.15% CAD	US 1mt Libor	USD LIBOR BBA 1MT	January 6, 2009

Citibank, N.A.	20,000,000 USD 23,242,000 CAD	4.15% CAD	US 1mt Libor	USD LIBOR BBA 1MT	January 6, 2009

PORTFOLIO DIVERSIFICATION BY COUNTRY:(1)

Australia	15.53%
Canada	10.73%
Spain	4.23%
France	1.33%
United Kingdom	19.49%
Hong Kong	7.55%
Italy	9.49%
South Korea	1.92%
Malaysia	0.38%
New Zealand	2.53%
United States	23.27%
Cash/Cash Equivalent	3.54%
100.00%

PORTFOLIO DIVERSIFICATION BY INDUSTRY SECTOR: (1)

Airports	8.15%
Diversified	2.55%
Electric & Gas Distribution	21.92%
Electric Utilities	18.76%
Pipelines	21.22%
Toll Roads/Transportation	6.44%
Water-Utilities	12.33%
Diversified Consumer Services	2.74%
Electric Generation	2.36%
Cash/Cash Equivalent	3.54%
100.00%

(1)Percentages are based upon total investments. Please note that percentages shown on the Statement of Investments are based on net assets.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

February 28, 2006

1. Security Valuation:

 The net asset value (“NAV”) of the Common Shares will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. U.S. debt securities and non-U.S. securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities (subject to the fair value policies described below).

Readily marketable portfolio securities listed on any U.S. exchange other than the NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined, or if there not been a sale, at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices.

Non-U.S. exchange-listed securities will generally be valued using information provided by an independent third party pricing service. The official non-U.S. security price is determined using the last sale price at the official close of the security’s respective non-U.S. market. Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

In the event that the pricing service cannot or does not provide a valuation for a particular non-U.S. listed security or such valuation is deemed unreliable, especially with unlisted securities or instruments, fair value is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following:

•                                         the projected cash flows for the issuer;

•                                         the fundamental business data relating to the issuer;

•                                         an evaluation of the forces that influence the market in which these securities are purchased and sold;

•                                         the type, size and cost of holding;

•                                         the financial statements of the issuer;

•                                         the credit quality and cash flow of issuer, based on the Adviser’s or external analysis;

•                                         the information as to any transactions in or offers for the holding;

•                                         the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

•                                         the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s or borrower’s management;

•                                         the prospects for the issuer’s or borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry

Foreign Securities: The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern Standard Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currency translation.

Forward currency exchange contracts which are traded in the U.S. on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Non-U.S. traded forward currency contracts are valued using the same method as the U.S. traded contracts. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets & Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of the currencies change unfavorably to the U.S. dollar.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at periods end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

2. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on basis of identified cost for both financial reporting and income tax purposes.

3. Repurchase Agreements:

 Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Interest Rate Swap Agreements:

The Fund has entered into interest rate swap agreements with Citibank N.A. and National Australia Bank. In these interest rate swaps, the fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the fund a variable rate payment that is intended to approximate the fund’s variable rate payment obligation on the leverage facility. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

5. Leverage:

On December 5, 2005, the Fund entered into a 364-day senior secured revolving credit facility in the amount of $150,000,000 (the “Revolving Credit Facility”) with National Australia Bank, New York Branch (“NAB”). The Fund may draw down a loan utilizing a reference rate that may be either Fed Funds, LIBOR, or Eurodollar rate. The loans comprising each borrowing bear interest at a rate of 40 basis points per annum above the reference rate. On December 5, 2005 the Fund drew down $125,000,000, and on January 4, 2006 the Fund drew down the remaining $25,000,000 from the Revolving Credit Facility. The current borrowings use one month LIBOR as the reference rate.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Macquarie Global Infrastructure Total Return Fund, Inc.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	April 28, 2006

By:	/s/ John Mullin
John Mullin
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 28, 2006

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